CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Inventory reserve | $	$ 0	$ 1,161,469	$ 1,133,457
Convertible preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Convertible preferred stock, shares issued	2,188,905	2,388,905	2,388,905
Convertible preferred stock, shares outstanding	2,188,905	2,388,905	2,388,905
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	70,292,737	20,274,238	922,362
Common stock, shares outstanding	70,292,737	20,274,238	922,362